Vessel Operating Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Vessel Operating Expenses
15. Vessel Operating Expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2020	2021	2022
Crew wages and related costs	32,073,496	38,454,397	34,721,673
Insurance	1,889,041	2,196,444	2,382,340
Repairs and maintenance	6,590,006	7,282,481	5,716,570
Spares and consumable stores	7,990,022	9,123,975	8,127,376
Miscellaneous expenses	4,752,656	4,452,266	3,996,819

Total	53,295,221	61,509,563	54,944,778